Taxation - Tax losses for which no deferred tax is recognised (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unused trading losses and temporary differences
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	£ 353	£ 332
Unused losses for which no deferred tax asset recognised - tax effected	96	93
Unused trading losses and temporary differences | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	93	123
Unused losses for which no deferred tax asset recognised - tax effected	26	35
Unused trading losses and temporary differences | After 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	14	1
Unused losses for which no deferred tax asset recognised - tax effected	4
Unused trading losses and temporary differences | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	246	208
Unused losses for which no deferred tax asset recognised - tax effected	66	58
Unused state and local tax losses
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	84	108
Unused losses for which no deferred tax asset recognised - tax effected	5	7
Unused state and local tax losses | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	21	19
Unused losses for which no deferred tax asset recognised - tax effected	1	1
Unused state and local tax losses | After 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	63	89
Unused losses for which no deferred tax asset recognised - tax effected	4	6
Unused capital losses
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	27	22
Unused losses for which no deferred tax asset recognised - tax effected	7	5
Unused capital losses | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	27	22
Unused losses for which no deferred tax asset recognised - tax effected	£ 7	£ 5